Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands					1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 07, 2024	May 06, 2024	Apr. 17, 2023	May 05, 2021	Dec. 31, 2021	Mar. 31, 2023	Jun. 03, 2024	Sep. 30, 2023	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Loss Contingencies [Line Items]
Contingent consideration									$ 1,606	$ 1,606	$ 105,945
Accrued research and development software									3,500		7,333
Costs related to straight line basis agreement									8,000
Evolution [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party	$ 500
Sale of biomaterial products amount			$ 2,350
License Agreement [Member]
Loss Contingencies [Line Items]
Upfront fee					$ 136
Annual maintenance fee					113
Clinical and regulatory milestones					$ 5,099
License agreement period					10 years
License agreement period					30 days
Settlement and Release Agreement [Member]
Loss Contingencies [Line Items]
Settlement payment							$ 3,500,000
Settlement and Release Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares issued for piggyback registration rights							60,584
Settlement and Release Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Settlement payment							$ 3,500
Settlement and Release Agreement [Member] | Subsequent Event [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares issued for piggyback registration rights							60,584
Palantir Technologies Inc [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party		$ 3,500
Palantir Technologies Inc [Member] | Software Cease Use Costs [Member]
Loss Contingencies [Line Items]
Exit or disposal costs						$ 24,402		$ 24,161
Palantir Technologies Inc [Member] | Master Subscription Agreement [Member]
Loss Contingencies [Line Items]
Payments for master subscription agreement				$ 40,000
Payment subscription period				5 years
H L I Cellular Therapeutics [Member] | Legacy Celularitys [Member] | L L C And Anthrogenesis [Member]
Loss Contingencies [Line Items]
Contingent consideration									$ 1,606	$ 1,606	$ 105,945